Fair Value Measurements (Additional Information) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 06, 2016
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	$ 175
Derivative Liabilities Noncurrent	174	$ 329		$ 416	$ 174
Derivative Liability, Current	$ 1
Goodwill and Intangible Asset Impairment		11,937	$ 0	0	67,112
Finite-Lived Intangible Assets, Net		3,426		16,476	17,625	$ 1,526
Patents [Member]
Finite-Lived Intangible Assets, Net		1,472		$ 14,431	$ 17,625
Fair Value Inputs Level 3 [Member] | Patents [Member]
Finite-Lived Intangible Assets, Net		1,526
Assets, Fair Value Disclosure, Nonrecurring		$ 1,472